Revenue and Segment Reporting (Details) - Schedule of disaggregation of revenue - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue, Major Customer [Line Items]
Revenue from contracts with customers total	¥ 237,824	¥ 411,319
General adult English training [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers total	14,942	146,272
Overseas training services [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers total	44,205	76,916
Online English training [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers total	130,108	132,167
Junior English training [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers total	35,474	48,334
Others English language-related services [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers total	2,175	7,630
Digital asset mining [Member]
Revenue, Major Customer [Line Items]
Revenue from contracts with customers total	¥ 10,920